SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
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	Number of Warrants	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2021	2,407,304	6.64
Issued	5,577,778	3.84
Cancelled	(412,000)	—
Outstanding, December 31, 2022	7,573,082	4.53
Cancelled	(1,000,000)	—
Issued	1,500,000	1.33
Outstanding, September 30, 2023	8,073,082	4.22

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

January 17, 2019	166,666	166,666	2.40	0.30	January 17, 2024
November 15, 2019	233,333	233,333	1.50	1.13	November 15, 2024
November 28, 2019	16,666	16,666	1.56	1.16	November 28, 2024
May 4, 2020	24,999	24,999	1.20	1.59	May 4, 2025
November 23, 2020	66,664	66,664	6.15	2.15	November 23, 2025
January 12, 2021	333,333	333,333	6.51	2.28	January 11, 2026
February 1, 2021	41,666	41,666	9.36	2.34	January 31, 2026
April 27, 2021	60,000	40,000	7.24	2.57	April 26, 2026
March 31, 2022	40,000	20,000	2.98	3.50	March 30, 2027
November 25, 2022	92,500	15,417	1.30	4.15	November 24, 2027

Total	1,075,827	958,744

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Number of DSUs

Outstanding, December 31, 2021	170,791
Issued	452,910
Outstanding, December 31, 2022	623,701
Issued	492,757
Outstanding, September 30, 2023	1,116,458